Quarterly Holdings Report
for
Fidelity® International Multifactor ETF
July 31, 2026
IES-NPRT3-0926
1.9892242.107
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 3.8%
Financials - 2.0%
Banks - 1.1%
ANZ Group Holdings Ltd	54,143	1,418,800
Westpac Banking Corp	56,135	1,493,078
		2,911,878
Financial Services - 0.3%
Washington H Soul Pattinson & Co Ltd	30,069	976,330
Insurance - 0.6%
Medibank Pvt Ltd	244,054	886,197
Steadfast Group Ltd	212,655	763,220
		1,649,417
TOTAL FINANCIALS		5,537,625
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brambles Ltd	32,652	449,260
Information Technology - 0.3%
Software - 0.3%
Technology One Ltd	42,518	918,571
Materials - 1.4%
Metals & Mining - 1.4%
BHP Group Ltd	34,697	1,469,721
Fortescue Ltd	28,166	366,172
OceanaGold Corp	15,000	361,407
Rio Tinto Ltd	4,587	549,522
Rio Tinto PLC	11,390	1,099,637
TOTAL MATERIALS		3,846,459
TOTAL AUSTRALIA		10,751,915
AUSTRIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Raiffeisen Bank International AG	18,220	1,245,203
BELGIUM - 0.3%
Industrials - 0.3%
Construction & Engineering - 0.3%
Ackermans & van Haaren NV	2,892	895,734
CANADA - 14.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Quebecor Inc Class B	68,639	3,173,976
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Dollarama Inc	5,002	680,922
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Loblaw Cos Ltd	55,553	2,606,083
Energy - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
ARC Resources Ltd	116,723	2,789,837
Canadian Natural Resources Ltd	77,675	3,697,570
Imperial Oil Ltd	20,993	2,719,805
Suncor Energy Inc	53,367	3,581,259
TOTAL ENERGY		12,788,471
Financials - 4.3%
Banks - 3.0%
Canadian Imperial Bank of Commerce	13,261	1,569,559
National Bank of Canada	7,334	1,185,433
Royal Bank of Canada	15,359	3,212,378
Toronto Dominion Bank	20,140	2,412,464
		8,379,834
Insurance - 1.3%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	462	773,121
Great-West Lifeco Inc	12,510	828,798
Manulife Financial Corp	27,675	1,228,247
Power Corp of Canada Subordinate Voting Shares	14,627	998,871
		3,829,037
TOTAL FINANCIALS		12,208,871
Industrials - 1.0%
Professional Services - 0.5%
Thomson Reuters Corp	14,037	1,376,033
Trading Companies & Distributors - 0.5%
Finning International Inc	20,086	1,330,142
TOTAL INDUSTRIALS		2,706,175
Information Technology - 0.2%
IT Services - 0.2%
CGI Inc Class A	8,867	648,567
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	40	0
TOTAL INFORMATION TECHNOLOGY		648,567
Materials - 0.8%
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	5,062	734,375
DPM Metals Inc	14,862	522,080
Kinross Gold Corp	21,233	489,183
Lundin Gold Inc	6,869	384,323
LunR Royalties Corp	1,439	19,028
TOTAL MATERIALS		2,148,989
Utilities - 1.2%
Multi-Utilities - 1.2%
Canadian Utilities Ltd Class A	84,157	3,342,644
TOTAL CANADA		40,304,698
CHINA - 1.0%
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Prosus NV Class N	17,096	786,104
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd (f)	286,800	452,422
TOTAL CONSUMER DISCRETIONARY		1,238,526
Financials - 0.6%
Banks - 0.6%
BOC Hong Kong Holdings Ltd	218,500	1,454,512
TOTAL CHINA		2,693,038
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC (United Kingdom)	10,709	507,578
DENMARK - 3.2%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Pandora A/S	6,897	862,025
Consumer Staples - 0.8%
Beverages - 0.8%
Carlsberg AS Series B	14,652	2,156,500
Financials - 0.3%
Banks - 0.3%
AL Sydbank	10,300	989,295
Health Care - 1.5%
Biotechnology - 0.5%
Genmab A/S (b)	4,505	1,288,728
Pharmaceuticals - 1.0%
Novo Nordisk A/S Series B	59,143	2,790,215
TOTAL HEALTH CARE		4,078,943
Industrials - 0.3%
Electrical Equipment - 0.3%
NKT A/S (b)	6,798	924,991
TOTAL DENMARK		9,011,754
FINLAND - 1.3%
Financials - 0.5%
Banks - 0.5%
Nordea Bank Abp (Sweden)	70,852	1,428,180
Health Care - 0.5%
Pharmaceuticals - 0.5%
Orion Oyj B Shares	15,362	1,433,423
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	14,205	818,812
TOTAL FINLAND		3,680,415
FRANCE - 7.6%
Consumer Staples - 0.8%
Food Products - 0.8%
Danone SA	30,426	2,363,648
Energy - 1.5%
Energy Equipment & Services - 0.7%
Technip Energies NV	55,007	1,892,320
Oil, Gas & Consumable Fuels - 0.8%
Gaztransport Et Technigaz SA	10,106	2,275,494
TOTAL ENERGY		4,167,814
Financials - 1.2%
Banks - 1.2%
BNP Paribas SA	17,252	2,176,673
Credit Agricole SA	51,189	1,135,211
TOTAL FINANCIALS		3,311,884
Health Care - 0.5%
Pharmaceuticals - 0.5%
Ipsen SA	7,919	1,523,394
Industrials - 2.1%
Aerospace & Defense - 0.3%
Dassault Aviation SA	2,830	970,956
Commercial Services & Supplies - 0.4%
SPIE SA	19,443	1,040,659
Construction & Engineering - 1.4%
Bouygues SA	19,438	1,090,488
Eiffage SA	7,096	1,006,250
Vinci SA	10,929	1,540,988
		3,637,726
TOTAL INDUSTRIALS		5,649,341
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	5,515	650,391
Utilities - 1.3%
Multi-Utilities - 1.3%
Engie SA	120,026	3,743,780
TOTAL FRANCE		21,410,252
GERMANY - 3.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
TUI AG	50,523	436,667
Financials - 0.7%
Insurance - 0.7%
Hannover Rueck SE	3,559	1,026,159
Talanx AG	7,297	968,008
TOTAL FINANCIALS		1,994,167
Health Care - 1.0%
Health Care Providers & Services - 1.0%
Fresenius Medical Care AG	27,730	1,418,166
Fresenius SE & Co KGaA	25,249	1,293,317
TOTAL HEALTH CARE		2,711,483
Industrials - 1.6%
Commercial Services & Supplies - 0.2%
Bilfinger SE	6,820	647,357
Construction & Engineering - 0.4%
HOCHTIEF AG	2,429	1,238,605
Machinery - 1.0%
Gea Group Ag	14,109	1,000,771
KION Group AG	13,969	625,684
Knorr-Bremse AG	8,135	963,116
		2,589,571
TOTAL INDUSTRIALS		4,475,533
Information Technology - 0.2%
IT Services - 0.2%
Bechtle AG	13,525	561,759
TOTAL GERMANY		10,179,609
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	69,482	1,043,520
INDONESIA - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	6,077	403,574
ISRAEL - 2.8%
Financials - 1.9%
Banks - 1.7%
Bank Hapoalim BM	45,716	1,109,701
Bank Leumi Le-Israel BM	48,568	1,148,160
First International Bank of Israel Ltd	10,076	777,873
Israel Discount Bank Ltd Class A	81,794	853,693
Mizrahi Tefahot Bank Ltd	12,182	905,848
		4,795,275
Capital Markets - 0.2%
Plus500 Ltd	13,010	684,571
TOTAL FINANCIALS		5,479,846
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.2%
Next Vision Stabilized Systems Ltd	7,320	567,738
Semiconductors & Semiconductor Equipment - 0.5%
Tower Semiconductor Ltd (b)	5,757	1,272,795
Software - 0.2%
Nice Ltd (b)	6,423	624,020
TOTAL INFORMATION TECHNOLOGY		2,464,553
TOTAL ISRAEL		7,944,399
ITALY - 2.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	22,293	602,243
Financials - 1.5%
Banks - 1.0%
Banco BPM SpA	82,698	1,500,963
BPER Banca SPA	86,436	1,399,246
		2,900,209
Financial Services - 0.5%
Poste Italiane SpA	43,707	1,318,025
TOTAL FINANCIALS		4,218,234
Utilities - 1.0%
Gas Utilities - 1.0%
Italgas SpA	264,666	2,724,160
TOTAL ITALY		7,544,637
JAPAN - 20.4%
Communication Services - 2.7%
Diversified Telecommunication Services - 1.0%
NTT Inc	2,821,400	2,700,464
Entertainment - 0.6%
Nexon Co Ltd	111,800	1,756,079
Wireless Telecommunication Services - 1.1%
KDDI Corp	169,600	3,111,331
TOTAL COMMUNICATION SERVICES		7,567,874
Consumer Discretionary - 2.0%
Automobile Components - 0.4%
Niterra Co Ltd	17,200	1,017,039
Automobiles - 0.2%
Subaru Corp	33,500	571,325
Broadline Retail - 0.3%
J Front Retailing Co Ltd	45,900	859,481
Hotels, Restaurants & Leisure - 0.3%
Food & Life Cos Ltd	27,200	949,630
Household Durables - 0.2%
Haseko Corp	33,900	591,879
Leisure Products - 0.3%
Bandai Namco Holdings Inc	30,800	891,551
Specialty Retail - 0.3%
USS Co Ltd	65,000	823,599
TOTAL CONSUMER DISCRETIONARY		5,704,504
Consumer Staples - 1.9%
Beverages - 0.5%
Suntory Beverage & Food Ltd	50,300	1,453,164
Food Products - 0.5%
Toyo Suisan Kaisha Ltd	23,200	1,510,240
Tobacco - 0.9%
Japan Tobacco Inc	54,500	2,442,189
TOTAL CONSUMER STAPLES		5,405,593
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Inpex Corp	114,000	2,596,816
Financials - 3.9%
Banks - 2.2%
77 Bank Ltd/The	50,600	1,110,673
Hachijuni Nagano Bank Ltd	74,100	1,167,171
Hokuhoku Financial Group Inc	26,300	1,233,693
Mebuki Financial Group Inc	126,300	1,187,446
Shizuoka Financial Group Inc	58,100	1,160,358
		5,859,341
Insurance - 1.7%
Japan Post Holdings Co Ltd	89,900	1,344,901
MS&AD Insurance Group Holdings Inc	47,000	1,453,465
Tokio Marine Holdings Inc	41,900	2,135,196
		4,933,562
TOTAL FINANCIALS		10,792,903
Health Care - 1.5%
Pharmaceuticals - 1.5%
Ono Pharmaceutical Co Ltd	151,800	2,272,829
Shionogi & Co Ltd	114,500	2,091,526
TOTAL HEALTH CARE		4,364,355
Industrials - 4.4%
Building Products - 0.3%
Sanwa Holdings Corp	37,200	804,160
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co Ltd	47,400	869,707
Secom Co Ltd	25,600	1,106,480
		1,976,187
Construction & Engineering - 0.6%
Kajima Corp	23,000	777,573
Kinden Corp	19,300	859,394
		1,636,967
Ground Transportation - 0.3%
Seibu Holdings Inc	32,000	715,866
Industrial Conglomerates - 0.3%
Sekisui Chemical Co Ltd	48,700	815,108
Trading Companies & Distributors - 2.2%
ITOCHU Corp	120,900	1,529,236
Mitsui & Co Ltd	48,500	1,503,812
Sojitz Corp	23,800	804,320
Sumitomo Corp	123,200	1,292,159
Toyota Tsusho Corp	26,900	1,135,637
		6,265,164
TOTAL INDUSTRIALS		12,213,452
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.5%
Azbil Corp	72,400	757,307
Yokogawa Electric Corp	20,400	740,793
		1,498,100
IT Services - 0.8%
NEC Corp	27,500	818,653
Obic Co Ltd	27,300	775,836
TISI Inc	27,000	640,980
		2,235,469
Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd	30,800	775,876
TOTAL INFORMATION TECHNOLOGY		4,509,445
Materials - 0.5%
Chemicals - 0.3%
Nissan Chemical Corp	18,900	890,606
Paper & Forest Products - 0.2%
Oji Holdings Corp	113,000	624,382
TOTAL MATERIALS		1,514,988
Utilities - 1.0%
Gas Utilities - 1.0%
Tokyo Gas Co Ltd	70,000	2,734,056
TOTAL JAPAN		57,403,986
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Fresnillo PLC	11,706	389,895
NETHERLANDS - 3.3%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Koninklijke KPN NV	534,623	2,528,719
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Koninklijke Ahold Delhaize NV	58,229	2,301,961
Energy - 0.8%
Energy Equipment & Services - 0.8%
SBM Offshore NV	60,767	2,261,066
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (e)	28,357	1,272,420
Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	12,018	938,598
TOTAL NETHERLANDS		9,302,764
NEW ZEALAND - 0.7%
Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
Fisher & Paykel Healthcare Corp Ltd	81,848	1,957,107
NORWAY - 1.9%
Consumer Staples - 0.6%
Food Products - 0.6%
Orkla ASA	172,592	1,918,052
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Equinor ASA	87,843	3,578,851
TOTAL NORWAY		5,496,903
SINGAPORE - 1.3%
Financials - 1.3%
Banks - 0.8%
Oversea-Chinese Banking Corp Ltd	93,181	2,114,319
Capital Markets - 0.5%
Singapore Exchange Ltd	78,200	1,489,930
TOTAL SINGAPORE		3,604,249
SPAIN - 4.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	10,749	659,670
Specialty Retail - 0.4%
Industria de Diseno Textil SA	13,956	906,261
TOTAL CONSUMER DISCRETIONARY		1,565,931
Financials - 2.3%
Banks - 1.9%
Banco Santander SA	203,616	2,885,743
CaixaBank SA	99,893	1,444,119
Unicaja Banco SA (d)(e)	277,648	1,062,484
		5,392,346
Insurance - 0.4%
Mapfre SA	198,488	1,012,594
TOTAL FINANCIALS		6,404,940
Information Technology - 0.2%
IT Services - 0.2%
Indra Sistemas SA	12,367	808,199
Utilities - 1.5%
Electric Utilities - 1.5%
Endesa SA	87,428	4,261,004
TOTAL SPAIN		13,040,074
SWEDEN - 2.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Evolution AB (b)(d)	8,841	674,844
Consumer Staples - 0.7%
Household Products - 0.7%
Essity AB B Shares	71,910	2,089,460
Financials - 0.4%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	49,372	1,155,636
Industrials - 1.1%
Building Products - 0.3%
Assa Abloy AB B Shares	24,184	895,112
Machinery - 0.8%
Atlas Copco AB A Shares	64,296	1,355,339
SKF AB B Shares	27,762	750,214
		2,105,553
TOTAL INDUSTRIALS		3,000,665
TOTAL SWEDEN		6,920,605
SWITZERLAND - 2.6%
Financials - 0.3%
Capital Markets - 0.3%
Swissquote Group Holding SA	16,610	859,807
Health Care - 1.1%
Health Care Equipment & Supplies - 0.4%
Sonova Holding AG	3,769	1,024,881
Health Care Providers & Services - 0.3%
Galenica AG (d)(e)	7,263	771,590
Pharmaceuticals - 0.4%
Sandoz Group AG	15,636	1,270,902
TOTAL HEALTH CARE		3,067,373
Industrials - 0.7%
Building Products - 0.3%
Geberit AG	1,486	977,503
Electrical Equipment - 0.4%
Accelleron Industries AG	11,400	1,026,501
TOTAL INDUSTRIALS		2,004,004
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Logitech International SA	8,086	820,343
Materials - 0.2%
Chemicals - 0.2%
EMS-Chemie Holding AG	727	734,593
TOTAL SWITZERLAND		7,486,120
UNITED KINGDOM - 14.5%
Communication Services - 3.0%
Interactive Media & Services - 2.0%
Autotrader Group PLC (d)(e)	389,156	2,743,176
Rightmove PLC	428,163	2,677,026
		5,420,202
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC	1,867,982	2,962,557
TOTAL COMMUNICATION SERVICES		8,382,759
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Games Workshop Group PLC	4,051	1,042,352
Consumer Staples - 2.8%
Food Products - 0.6%
Associated British Foods PLC	62,082	1,743,623
Household Products - 0.6%
Reckitt Benckiser Group PLC	25,061	1,767,234
Personal Care Products - 1.0%
Unilever PLC	45,244	2,887,876
Tobacco - 0.6%
Imperial Brands PLC	43,011	1,635,168
TOTAL CONSUMER STAPLES		8,033,901
Financials - 2.3%
Banks - 1.6%
Barclays PLC	242,147	1,657,697
NatWest Group PLC	153,799	1,460,830
Standard Chartered PLC	47,226	1,390,570
		4,509,097
Capital Markets - 0.3%
IG Group Holdings PLC	44,877	881,741
Insurance - 0.4%
Aviva PLC	113,829	1,062,187
TOTAL FINANCIALS		6,453,025
Health Care - 2.2%
Pharmaceuticals - 2.2%
Astrazeneca PLC	22,957	3,902,578
GSK PLC	85,901	2,232,839
TOTAL HEALTH CARE		6,135,417
Industrials - 1.8%
Aerospace & Defense - 0.5%
BAE Systems PLC	52,184	1,470,546
Construction & Engineering - 0.3%
Balfour Beatty PLC	74,555	865,367
Industrial Conglomerates - 0.5%
CK Hutchison Holdings Ltd	63,000	591,308
Smiths Group PLC	22,767	809,474
		1,400,782
Professional Services - 0.5%
RELX PLC	38,520	1,351,424
TOTAL INDUSTRIALS		5,088,119
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	15,812	751,149
Utilities - 1.8%
Independent Power and Renewable Electricity Producers - 0.9%
Drax Group PLC	257,339	2,554,065
Multi-Utilities - 0.9%
Centrica PLC	1,226,537	2,558,449
TOTAL UTILITIES		5,112,514
TOTAL UNITED KINGDOM		40,999,236
UNITED STATES - 6.3%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Shell PLC	113,970	5,189,447
Health Care - 4.1%
Health Care Equipment & Supplies - 0.4%
Alcon AG	16,232	1,111,091
Pharmaceuticals - 3.7%
Novartis AG	25,909	4,054,236
Roche Holding AG	9,659	4,221,522
Sanofi SA	24,065	2,061,924
		10,337,682
TOTAL HEALTH CARE		11,448,773
Materials - 0.4%
Construction Materials - 0.4%
Buzzi SpA	10,268	485,667
Holcim AG	8,345	756,471
TOTAL MATERIALS		1,242,138
TOTAL UNITED STATES		17,880,358
TOTAL COMMON STOCKS (Cost $255,863,933)		282,097,623

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (i) (Cost $43,947)	3.64	44,000	43,956

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	146,886	146,916
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	447,727	447,771
TOTAL MONEY MARKET FUNDS (Cost $594,687)			594,687

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $256,502,567)	282,736,266
NET OTHER ASSETS (LIABILITIES) - 0.1% (g)	407,875
NET ASSETS - 100.0%	283,144,141

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	6	9/2026	954,690	9,344

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,252,094 or 1.9% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,849,670 or 2.1% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Includes $65,000 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $43,956.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	228,981	7,196,412	7,278,798	8,258	320	1	146,916	146,886
Fidelity Securities Lending Cash Central Fund	-	10,259,096	9,811,259	765	(65)	(1)	447,771	447,727
	228,981	17,455,508	17,090,057	9,023	255	-	594,687

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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